COST OF REVENUES	12 Months Ended
Dec. 31, 2020
Cost Of Revenues
COST OF REVENUES

NOTE 17 - COST OF REVENUES

	Year ended December 31
	2020	2019

Materials and other costs	$3,418	$-
Freights and customs	332	-
Depreciation	68	-
	$3,818	$-

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)